Intangible Assets (Details 1) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets, Net [Abstract]
2020 (remainder)	$ 165,166	$ 330,332
2021	330,332	330,332
2022	324,665	324,665
2023	323,532	323,532
2024	122,132	584,716
Thereafter	462,584
Total	$ 1,728,411	$ 1,893,577	$ 21,533